RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Balances due to related parties	$ 278,238	$ 147,333
Hunter Dickinson Services Inc.
RELATED PARTY TRANSACTIONS
Balances due to related parties	242,569	134,251
United Mineral Services Ltd.
RELATED PARTY TRANSACTIONS
Balances due to related parties	30,173	7,586
Thomas Wilson (CFO Fees) [Member]
RELATED PARTY TRANSACTIONS
Balances due to related parties	$ 5,496	$ 5,496